Investments - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 17, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 43.4	$ (0.1)	$ 1.8	$ 0.8	$ 1.5	$ 8.7	$ 0.5	$ (3.0)
STARZPLAY Arabia
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount sold	$ 43.4
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership (as a percent)		6.00%		6.00%
Minimum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						6.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership (as a percent)		49.00%		49.00%
Maximum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						49.00%